PRINCIPAL ACCOUNTING POLICIES (Details 2)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Amended and restated share pledge agreements	Dec. 31, 2012 Amended and restated exclusive option agreements	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2011 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2010 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Minimum USD ($)	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Minimum CNY	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Maximum USD ($)	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Maximum CNY	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Minimum USD ($)	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Minimum CNY	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Maximum USD ($)	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Maximum CNY	Dec. 31, 2012 Chengdu Ctrip and Chengdu Ctrip International CNY	Dec. 31, 2011 Chengdu Ctrip and Chengdu Ctrip International CNY	Dec. 31, 2012 Variable interest entities CNY	Dec. 31, 2011 Variable interest entities CNY	Dec. 31, 2010 Variable interest entities CNY
Financial information of the group's VIEs
Term of technical consulting and services agreements									10 years
Average rate per ticket based on number of tickets sold												$ 1	7	$ 13	82
Average rate per person per tour based on number of tour packages sold																5	29	38	234
Service fees charged from affiliates as percentage of their total net income									82.70%	77.70%	93.10%											82.70%	77.70%	93.10%
Term of automatic renewal of technical consulting and services agreements									10 years
Written notice period required to be served for the termination of agreements									30 days
Period of expiration of share pledge agreements after the pledgor							2 years
Term of exclusive option agreements								10 years
Term of automatic renewal of exclusive option agreements								10 years
Value of an asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves		0
Amount of registered capital and PRC statutory reserves of VIEs																						338,000,000
Total assets	1,873,124,188	11,669,751,008	9,761,434,778																			3,724,911,506	3,282,365,402
Less: Inter-company receivables																						(542,006,382)	(404,109,838)
Total assets excluding intercompany																						3,182,905,124	2,878,255,564
Total liabilities	816,178,134	5,084,871,395	2,616,368,945																			2,835,938,149	2,799,765,002
Less: Inter-company payables																						(564,890,117)	(1,252,325,502)
Total liabilities excluding inter-company																						2,271,048,032	1,547,439,500
Cash and cash equivalents	549,193,907	3,421,532,962	3,503,428,418	2,153,935,111	562,339,034	1,434,618,382																1,402,000,000	1,389,000,000
Accounts receivables	157,911,495	983,804,403	789,036,329																			754,000,000	609,000,000
Prepayments and other current assets	159,519,195	993,820,540	561,193,151																			534,000,000	455,000,000
Advances from customers	227,101,615	1,414,865,769	1,090,852,066																			1,200,000,000	824,000,000
Accounts payable	164,310,709	1,023,672,151	763,256,074																			792,000,000	538,000,000
Taxes payable	34,743,585	216,456,010	220,604,123																			66,000,000	62,000,000
Salary and welfare payable	36,912,718	229,969,924	145,524,036																			78,000,000	51,000,000
Net revenues	667,532,023	4,158,791,249	3,498,084,628	2,881,233,497																		2,465,286,325	1,923,643,591	1,377,332,400
Cost of revenues	166,576,956	1,037,791,093	805,129,784	625,261,342																		644,886,101	461,223,883	303,025,329
Net income	110,834,619	690,510,763	1,084,960,155	1,051,991,699																		198,929,052	206,213,884	54,519,950
Revenues as a percent of total																						59.00%
Net income before the deduction of inter-company consulting fee charges																						1,100,000,000	956,000,000	793,000,000
Service fee																				286,000,000	201,000,000
BT																						5.00%
VAT																						6.00%
Business tax or value added tax relating to unremitted earnings amount																						27,000,000